Document and Entity Information Document	May 06, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2022
Entity Registrant Name	ILLINOIS TOOL WORKS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4797
Entity Tax Identification Number	36-1258310
Entity Address, Address Line One	155 Harlem Avenue
Entity Address, City or Town	Glenview
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60025
City Area Code	847
Local Phone Number	724-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000049826
Amendment Flag	false
NEW YORK STOCK EXCHANGE, INC. | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	ITW
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.25% Euro Notes due 2023
Entity Information [Line Items]
Title of 12(b) Security	1.25% Euro Notes due 2023
Trading Symbol	ITW23
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.250% Euro Notes due 2024
Entity Information [Line Items]
Title of 12(b) Security	0.250% Euro Notes due 2024
Trading Symbol	ITW24A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.625% Euro Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	0.625% Euro Notes due 2027
Trading Symbol	ITW27
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 2.125% Euro Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	2.125% Euro Notes due 2030
Trading Symbol	ITW30
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.00% Euro Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	1.00% Euro Notes due 2031
Trading Symbol	ITW31
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.00% Euro Notes due 2034
Entity Information [Line Items]
Title of 12(b) Security	3.00% Euro Notes due 2034
Trading Symbol	ITW34
Security Exchange Name	NYSE